Convertible Debt, Unsecured Senior Notes and Treasury Stock	12 Months Ended
Dec. 31, 2019
Convertible Debt, Unsecured Senior Notes and Treasury Stock
Convertible Debt, Unsecured Senior Notes and Treasury Stock

21. Convertible Debt, Unsecured Senior Notes and Treasury Stock

Description of 2018 Convertible Senior Notes

In November 2013, the Company issued $800 million in aggregate principal amount of 1.00% coupon interest convertible senior notes due on December 1, 2018 (the “2018 Notes”) at par. The Notes were convertible into ordinary shares of the Company proceeding December 1, 2018 in $1,000 principal amount or an integral multiple of $1,000 in excess thereof, at the option of the holder, at an initial conversion price of approximately $123.70 per ordinary share, subject to adjustment. The conversion rate may be adjusted under certain circumstances, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change, the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its notes in connection with such make-whole fundamental change. The Company believes that the likelihood of occurrence of events considered a fundamental change is remote.

The net proceeds to the Company from the issuance of the 2018 Notes were $783.2 million, net of issuance cost of $16.8 million. Concurrently, the Company repurchased $100.0 million of its shares from the open market. The Company pays cash interest at an annual rate of 1.00% on the 2018 Notes, payable semiannually in arrears in cash on June 1 and December 1 of each year, beginning June 1, 2014. The issuance costs of the 2018 Notes are being amortized to interest expense to the earliest redemption date of the 2018 Notes (“December 1, 2016”).

Concurrently with the issuance of the Notes, the Company offered a put option (the “Put Option”) to the holders of the Notes, which enable the holders to have the right to require the Company to repurchase for cash all or part of the Notes at a price equal to 100% of the principal amount of the Notes plus accrued and unpaid interest to the repurchase date (“December 1, 2016”). If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the 2018 Notes holders may require the Company to purchase for cash all or any portion of the Notes at a purchase price equal to 100% of the principal amount of the Notes to be purchased plus accrued and unpaid interest, if any, but excluding, the fundamental change purchase date.

On December 1, 2016, the Company repurchased $646.9 million principal amount of convertible debt upon the exercise of the put option by the holders of 2018 Notes. Upon the election of notes holder, the Company converted $7,000 principal amount of convertible debt into ordinary shares in 2018 and the remaining notes were repaid in December 2018.

In accordance with ASC 815-10-15, the Put Option related to the 2018 Notes is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the 2018 Notes holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return. Therefore, the 2018 Notes and the embedded put option should be accounted for as a single instrument in accordance with the accounting rule.

Description of 2022 Weibo Convertible Senior Notes

In October 2017, Weibo, a subsidiary of the Company, issued $900 million in aggregate principal amount of 1.25% coupon interest convertible senior notes due on November 15, 2022 (the “2022 Notes”) at par. The Notes may be converted into ADSs of Weibo preceding November 15, 2022 in $1,000 principal amount or an integral multiple of $1,000 in excess thereof, at the option of the holder, at an initial conversion price of approximately $133.27 per ADS, subject to adjustment. The conversion rate may be adjusted under certain circumstances, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change, Weibo will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its notes in connection with such make-whole fundamental change. As of November 15, 2022, unless earlier converted, Weibo is required to redeem the notes.

The net proceeds to the Company from the issuance of the 2022 Notes were $879.3 million, net of issuance cost of $20.7 million. The Company pays cash interest at an annual rate of 1.25% on the 2022 Notes, payable semiannually in arrears in cash on May 15 and November 15 of each year, beginning May 15, 2018. The issuance costs of the 2022 Notes are being amortized to interest expense over the contractual period to the maturity date of the 2022 Notes (“November 15, 2022”).

Description of 2024 Weibo Unsecured Senior Notes

In July 2019, Weibo issued $800 million in aggregate principal amount of unsecured senior notes due on July 5, 2024 (“2024 Weibo Senior Notes”). The 2024 Weibo Senior Notes were issued at par value and bear an annual interest rate of 3.50%, payable semiannually in arrears on January 5 and July 5 of each year, beginning on January 5, 2020. The 2024 Weibo Senior Notes will mature on July 5, 2024, unless previously repurchased or redeemed in accordance with the terms prior to maturity. The net proceeds to Weibo from the issuance of the 2024 Notes were $793.3 million, net of issuance cost of $6.7 million. The issuance costs of the 2024 Weibo Senior Notes are being amortized to interest expense over the contractual life. The 2024 Weibo Senior Notes do not contain any financial covenants or other significant restrictions.

Accounting assessment

The Company assessed the accounting for 2018 Notes and 2022 Notes (collectively as “Convertible Notes”) in accordance with ASC 470 and concluded that:

●	The bifurcation of the conversion feature from the debt host, the Convertible Notes, is not required as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity, and therefore meets the scope exception prescribed in ASC 815-10-15;
●	There is no beneficial conversion feature noted at the issuance date as the conversion price of the Notes is greater than the stock price of the offering company at the date of issuance.

Therefore, the Company has accounted for the respective Convertible Notes as a single instruments in accordance with ASC 470, and classified them as a long-term debt. The issuance cost were recorded as reduction to convertible notes balance, and are amortized as interest expenses over the period from the issuance date to the earliest conversion date. The Company recognized interest expenses related to the 2018 Notes of $4.2 million and $1.4 million for the years ended December 31, 2017 and 2018, respectively. The interest expenses related to the 2022 Notes were $15.4 million for both the years ended December 31, 2018 and 2019, respectively. The interest expenses related to the 2024 Notes was $14.5 million for the year ended December 31, 2019.

Treasury Stock

In February 2016, the board of directors of the Company approved a new share repurchase plan whereby the Company is authorized to repurchase its own ordinary shares with an aggregate value of up to $500 million for a period through the end of June 2017 (the “2016 Program”). In 2017, the 2016 Program was extended to be effective until June 30, 2018. Up to the expiration date, approximately 3.4 million shares were repurchased for approximately $302.6 million in cash under the 2016 Program.

In August 2018, the board of directors approved a new share repurchase plan whereby the Company was authorized to repurchase its own ordinary shares with an aggregate value of up to $500 million for a period through the end of December 2019 (the “2018 Program”). As of December 31, 2019, approximately 2.2 million shares were repurchased for approximately $82.1 million in cash under the 2018 Program.

On December 30, 2019, board of directors has authorized a share repurchase program under which the Company may repurchase up to $500 million of its ordinary shares for a period through the end of December 2020 (the 2020 Program).

All the ordinary shares repurchased above are no longer outstanding and pending for cancellation and are included as treasury stock.